MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
MATERIAL ACCOUNTING POLICIES
Disclosure of subsidiaries

Name	Location	Ownership	Principal Activity
Minera Bateas S.A.C. ("Bateas")	Peru	100%	Caylloma mine
Compania Minera Cuzcatlan S.A. de C.V. ("Cuzcatlan")	Mexico	100%	San Jose mine
Mansfield Minera S.A. ("Mansfield")	Argentina	100%	Lindero mine
Roxgold SANU S.A. (“Sanu”)	Burkina Faso	90%	Yaramoko mine
Roxgold SANGO S.A. (“Sango”)	Côte d’Ivoire	90%	Séguéla mine

Name of Subsidiary	Place of Incorporation	Beneficial Common Share Ownership Interest	Principal Activity	Functional Currency
Roxgold Inc.	Canada	100%	Holding	CAD
FR Gold Mining Inc.	Canada	100%	Holding	CAD
Fortuna Silver Mines Australia Pty Ltd.	Australia	100%	Corporate	AUD
LGL Exploration Côte d’Ivoire SA	Côte d’Ivoire	100%	Exploration	XOF
LGL Resources Côte d’Ivoire SA	Côte d’Ivoire	100%	Exploration	XOF
Roxgold Boussoura SARL	Burkina Faso	100%	Exploration	XOF

Schedule of useful life of property, plant and equipment

Land and buildings
Land	Not depreciated
Mineral properties	Units of production	Declining balance
Buildings, located at the mine	Units of production	Declining balance
Buildings, others (1)	6-10 years	Straight line
Leasehold improvements (1)	4-8 years	Straight line
Plant and equipment
Processing plant	Units of production	Declining balance
Machinery and equipment (1)	3-12 years	Straight line
Furniture and other equipment (1)	2-12 years	Straight line
Transport units	4-5 years	Straight line
Capital work in progress	Not depreciated
(1)	The lesser of useful life or life of mine.